Income tax (credit)/expense	12 Months Ended
Dec. 31, 2025
Income tax (credit)/expense [Abstract]
Income tax (credit)/expense
10	Income tax (credit)/expense

PRC corporate income tax have been provided for subsidiaries established and operating in Mainland China at the rate of 25% (2023 and 2024: 25%) on the estimated assessable profit for the year.

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	1,000	355	1,269
Deferred tax
PRC enterprise income tax previous years	(5,890)	—	—
Origination and reversal of temporary differences (Note 21)	(10,246)	23,371	28,080
Income tax (credit)/expense	(15,136)	23,726	29,349

The taxation on the Group’s loss before income tax differs from the theoretical amount that would arise using the taxation rate of PRC, the principal place of the Group’s operations, as follows:

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loss before income tax	(55,058)	(1,347)	(24,719)
Calculated at a taxation rate of 25%	(13,765)	(336)	(6,179)
Expenses not tax deductible	4,121	4,686	1,580
Utilisation of previously unrecognised tax losses	—	(4,580)	(4,546)
Reversal of deferred income tax	—	30,085	30,246
Tax losses not recognized	1,124	(6,131)	8,280
Difference in overseas tax rates	(364)	2	(32)
Over-provision in respect of prior years	(6,252)	—	—
Income tax (credit)/expense	(15,136)	23,726	29,349
(a)	Cayman Islands Income Tax

The Company is incorporated in the Cayman Islands as an exempted company with limited liability under the Companies Law of Cayman Islands and accordingly, is exempted from Cayman Islands income tax.

(b)	Hong Kong Profits Tax

Hong Kong profits tax rate has been provided at the rate of 16.5% on the estimated assessable profit for each of the years ended 31 December 2023,2024 and 2025.

(c)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in the PRC has been calculated at the tax rate of 25% on the estimated assessable profits for each of the years, based on the existing legislation, interpretations and practices in respect thereof.

(d)	U.S. Federal Corporate Income Tax

U.S. federal corporate income tax has been provided at the rate of 21% on the estimated assessable profit for each of the years ended December 31, 2023, 2024 and 2025.

(e)	British Virgin Islands

Dragon Jade Holdings Limited was incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries. Under the current laws of the British Virgin Islands, the BVI company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the company to its shareholders, no BVI withholding tax will be imposed.